Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Revenues:
Net premiums written	$ 109,271	[1]	$ 86,334	[1]	$ 217,263	[1]	$ 143,151	[1]	$ 345,608	[2]	$ 292,707	[2]	$ 0	[2]
Escrow, other title-related fees and other	20,065		13,382		38,640		26,556		61,275		62,017		46
Investment, dividend and other income	650		707		1,879		1,525		2,931		3,361		139
Total revenues	129,986		100,423		257,782		171,232		409,814		358,085		185
Expenses:
Premiums retained by third-party agents	65,181	[3]	56,006	[3]	135,519	[3]	89,108	[3]	220,143	[4]	178,265	[4]	0	[4]
Title examination expense	5,500		3,322		10,353		7,187		16,204		14,383		0
Provision for claims	6,807		3,040		10,055		4,823		15,337		12,285		0
Personnel costs	53,954		32,737		97,419		68,455		143,526		130,876		4,356
Other operating expenses	17,181		10,286		31,347		20,926		43,285		39,744		6,208
Total operating expenses	148,623		105,391		284,693		190,499		438,495		375,553		10,564
Loss from operations	(18,637)		(4,968)		(26,911)		(19,267)		(28,681)		(17,468)		(10,379)
Interest expense	(4,451)		(1,123)		(7,810)		(3,235)		(5,579)		(9,282)		(332)
Change in fair market value of convertible notes									0		0		(1,643)
Loss before income taxes	(23,088)		(6,091)		(34,721)		(22,502)		(34,260)		(26,750)		(12,354)
Income tax expense	(211)		(241)		(336)		(416)		(843)		(387)		0
Net loss									(35,103)		(27,137)		(12,354)
Net loss attributable to noncontrolling interest									0		0		(307)
Net loss	$ (23,299)		$ (6,332)		$ (35,057)		$ (22,918)		$ (35,103)		$ (27,137)		$ (12,047)
Earnings Per Share:
Net loss per share attributable to Doma Holdings, Inc. shareholders - basic (in usd per share)	$ (2.00)		$ (0.64)		$ (3.06)		$ (2.24)		$ (3.38)		$ (2.70)		$ (1.19)
Net loss per share attributable to Doma Holdings, Inc. shareholders - diluted (in usd per share)	$ (2.00)		$ (0.64)		$ (3.06)		$ (2.24)		$ (3.38)		$ (2.70)		$ (1.19)
Weighted average shares outstanding Doma Holdings, Inc. common stock - basic (in shares)	11,667,266		9,950,920		11,457,724		10,231,489		10,390,006		10,060,857		10,098,071
Weighted average shares outstanding Doma Holdings, Inc. common stock - diluted (in shares)	11,667,266		9,950,920		11,457,724		10,231,489		10,390,006		10,060,857		10,098,071

[1]	Net premiums written includes revenues from a related party of $27.0 million and $24.3 million during the three months ended June 30, 2021 and 2020, respectively. Net premiums written includes revenues from a related party of $51.6 million and $41.3 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[2]	Net premiums written includes revenues from a related party of $88.6 million and $73.1 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).
[3]	Premiums retained by third-party agents includes expenses associated with a related party of $22.0 million and $19.7 million during the three months ended June 30, 2021 and 2020, respectively. Premiums retained by third-party agents includes expenses associated with a related party of $41.8 million and $33.6 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[4]	Premiums retained by third-party agents includes expenses associated with a related party of $71.2 million and $59.9 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).